Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q1PH

Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2023
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.3%
Florida 0.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group, Revenue, 2021
A-1, 3.75%, 12/01/36 ............................................. $ 4,968,000 $ 4,266,976
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1 T, 5.05%, 7/01/34 .......... 850,000 729,748
4,996,724
Georgia 0.5%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-1, 3.5%, 12/01/36 .... 1,000,000 811,971
AHPC Terraces at Fieldstone LLC, Revenue, 144A, 2021 A-2, 4.5%, 12/01/26 .... 1,945,000 1,819,330
2,631,301
New York 94.0%
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 4,138,068
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,418,802
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/35 ...................................... 1,015,000 1,030,163
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 4,167,087
Build NYC Resource Corp. ,
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/24 ............ 120,000 119,847
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/25 ............ 110,000 109,725
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/26 ............ 110,000 108,754
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/27 ............ 100,000 98,724
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/28 ............ 225,000 221,163
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/29 ............ 100,000 98,026
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/30 ............ 100,000 97,615
Academic Leadership Charter School, Revenue, 2021, 4%, 6/15/31 ............ 100,000 97,158
Classical Charter School, Inc., Revenue, 2023 A, 4%, 6/15/33 ................ 1,605,000 1,637,546
Grand Concourse Academy Charter School, Revenue, 2022 A, 5%, 7/01/32 ...... 325,000 351,628
b
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,514,670
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,425,042
City of New York ,
GO, 2016 A, Refunding, 5%, 8/01/26 ................................... 9,000,000 9,308,783
GO, 2018 E-1, 5.25%, 3/01/31 ........................................ 5,000,000 5,530,102
GO, 2019 D-1, 5%, 12/01/35 ......................................... 5,015,000 5,523,540
GO, 2020 D-1, BAM Insured, 4%, 3/01/41 ............................... 2,500,000 2,545,387
County of Allegany , GO , 2014 , Refunding , BAM Insured , 5% , 9/15/26 ............
1,245,000 1,262,778
County of Suffolk ,
GO, 2018 B, AGMC Insured, 4%, 10/15/30 ............................... 6,310,000 6,497,794
GO, 2018 B, AGMC Insured, 3.375%, 10/15/31 ........................... 6,370,000 6,372,157
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/25 ...... 160,000 162,624
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/29 ...... 150,000 161,226
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/30 ...... 150,000 162,704
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/31 ...... 200,000 218,624
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 5%, 7/01/26 ..... 1,015,000 1,024,336
Gloversville Enlarged School District ,
GO, 2020, BAM Insured, 2%, 10/15/27 .................................. 2,230,000 2,114,183
GO, 2020, BAM Insured, 2%, 10/15/28 .................................. 2,260,000 2,109,739
GO, 2020, BAM Insured, 2%, 10/15/31 .................................. 2,410,000 2,136,257
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/36 ................. 340,000 355,513
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/37 ................. 550,000 573,510
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/38 ................. 520,000 538,570

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority ,
Revenue, 2019 A, 4%, 9/01/35 ........................................ $ 15,700,000 $ 16,369,451
Revenue, 2019 A, 4%, 9/01/38 ........................................ 6,775,000 6,955,379
Metropolitan Transportation Authority ,
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/39 ....................... 15,000,000 8,004,555
Dedicated Tax Fund, Revenue, 2012 A, Refunding, Zero Cpn., 11/15/32 ......... 40,000,000 30,721,948
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/26 ...... 980,000 1,017,275
Nazareth College of Rochester, Revenue, 2017 A, Refunding, 5%, 10/01/27 ...... 1,035,000 1,090,143
Rochester City School District, Revenue, 2013, 5%, 5/01/29 .................. 9,645,000 9,657,686
Rochester City School District, Revenue, 2015, 5%, 5/01/29 .................. 1,175,000 1,206,364
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/40 . 630,000 643,769
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 766,272
b
New York City Housing Development Corp. , East 124th Street LLC , Revenue , 2008 A ,
LOC FHLMC , Mandatory Put , 2.1% , 10/01/29 ............................. 20,000,000 18,337,370
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 4%, 1/01/32 3,250,000 3,443,039
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/39 .. 2,500,000 2,231,776
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2015 GG, Pre-Refunded, 5%, 6/15/27 ........ 5,000,000 5,169,896
Water & Sewer System, Revenue, 2018 CC-1, 4%, 6/15/37 .................. 5,000,000 5,130,645
Water & Sewer System, Revenue, 2018 EE, Refunding, 5%, 6/15/30 ........... 5,000,000 5,209,201
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/34 ............ 5,000,000 5,510,184
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2018 S-1, Refunding, 5%, 7/15/29 ................... 8,215,000 8,835,701
Building Aid, Revenue, 2019 S-3 A, Refunding, 5%, 7/15/34 .................. 10,000,000 11,032,676
Future Tax Secured, Revenue, 2016 A-1, 5%, 8/01/28 ...................... 5,000,000 5,166,658
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/39 ...................... 9,000,000 9,262,560
Future Tax Secured, Revenue, 2018 B-1, 4%, 8/01/35 ...................... 4,000,000 4,138,036
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,200,000 7,339,960
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,329,069
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 1.9%, 11/15/31 ............................. 2,000,000 1,779,677
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 13,305,000 15,838,980
New York State Dormitory Authority ,
Revenue, 2009 A, AGMC Insured, 5%, 10/01/24 ........................... 35,000 35,054
Revenue, 2011 A, 5%, 10/01/24 ....................................... 110,000 110,155
Revenue, 2020 A, Pre-Refunded, AGMC Insured, 5%, 10/01/34 ............... 5,000 5,582
Board of Cooperative Educational Services of Oneida Herkimer & Madison Counties,
Revenue, 2016, Refunding, 5%, 8/15/28 ............................... 1,100,000 1,167,303
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/27 570,000 539,859
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/28 665,000 622,351
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,150,000 882,997
City of New York, Revenue, 2010 A, 3.75%, 5/15/24 ........................ 1,620,000 1,620,827
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 900,000 863,086
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/27 ................................................... 1,000,000 998,350
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/28 ................................................... 1,800,000 1,787,354
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 1,000,000 975,470
Iona College, Revenue, 2022, Refunding, 5%, 7/01/24 ...................... 285,000 286,766
Iona College, Revenue, 2022, Refunding, 5%, 7/01/25 ...................... 300,000 306,585
Iona College, Revenue, 2022, Refunding, 5%, 7/01/26 ...................... 325,000 333,922

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Iona College, Revenue, 2022, Refunding, 5%, 7/01/27 ...................... $ 325,000 $ 338,203
Iona College, Revenue, 2022, Refunding, 5%, 7/01/28 ...................... 275,000 289,167
Iona College, Revenue, 2022, Refunding, 5%, 7/01/29 ...................... 275,000 291,768
Iona College, Revenue, 2022, Refunding, 5%, 7/01/30 ...................... 325,000 347,078
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/33 ......... 1,350,000 1,414,107
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/33 ............... 12,000,000 12,974,222
New York University, Revenue, 2019 A, 5%, 7/01/42 ........................ 6,040,000 6,553,925
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/27 .... 6,000,000 6,122,894
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/26 1,000,000 1,008,928
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/39 .............. 1,000,000 1,083,504
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/31 ............... 3,550,000 3,840,505
St. Joseph's College, Revenue, 2021, 4%, 7/01/35 ......................... 200,000 189,196
State of New York Personal Income Tax, Revenue, 2016 D, Pre-Refunded, 5%,
2/15/27 ........................................................ 10,000,000 10,621,126
State of New York Personal Income Tax, Revenue, 2017 A, 4%, 2/15/33 ......... 9,990,000 10,361,657
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 4%,
2/15/33 ........................................................ 10,000 10,431
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5.25%,
3/15/37 ........................................................ 7,000,000 7,730,644
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/32 ................. 2,000,000 2,110,202
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/33 ................. 5,060,000 5,336,112
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/43 ................. 10,000,000 10,637,181
State University Construction Fund, Revenue, 2005 A, NATL Insured, 5.5%, 5/15/24 7,790,000 7,862,786
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/29 ........................................................ 1,000,000 1,076,163
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/33 .. 1,000,000 1,096,885
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,000,000 3,112,428
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,484,128
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/37 ........................................ 7,000,000 7,275,591
Revenue, K, Refunding, 5%, 1/01/28 ................................... 10,000,000 10,206,620
Revenue, K, Refunding, 5%, 1/01/29 ................................... 10,000,000 10,196,740
Revenue, L, Refunding, 5%, 1/01/32 ................................... 1,750,000 1,913,911
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/30 10,000,000 10,755,564
State of New York Sales Tax, Revenue, 2019 A, Refunding, 5%, 3/15/38 ......... 5,120,000 5,660,949
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/30 .......................... 1,310,000 1,345,931
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 3,500,000 3,583,049
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 4,000,000 4,161,325
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 2,000,000 2,155,506
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/34 ............ 750,000 763,514
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 1,000,000 957,164
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... 500,000 545,484
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/30 ... 150,000 164,628
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/31 ... 400,000 438,619
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/29 ... 3,150,000 3,481,073
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/31 ... 3,980,000 4,415,949
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/32 ... 4,340,000 4,798,424
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/33 ... 1,850,000 2,037,814
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/41 ............................ 850,000 933,136
JFK NTO LLC, Revenue, 2023, AGMC Insured, 5.5%, 6/30/42 ................ 1,080,000 1,199,148
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 5%, 7/01/29 ........................... 330,000 355,895

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga Civic Development Corp., (continued)
Le Moyne College, Revenue, 2021, 5%, 7/01/30 ........................... $ 320,000 $ 347,681
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/26 .................. 535,000 554,718
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/28 .................. 595,000 634,780
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/30 .................. 655,000 711,660
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,568,406
Port Authority of New York & New Jersey ,
Revenue, 184th, 5%, 9/01/28 ......................................... 3,250,000 3,284,456
Revenue, 194th, Refunding, 5%, 10/15/28 ............................... 9,085,000 9,441,651
Revenue, 209th, Refunding, 5%, 7/15/34 ................................ 15,000,000 16,427,880
Revenue, 234th, Refunding, 5.25%, 8/01/40 .............................. 2,000,000 2,227,901
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/31 ............... 100,000 109,050
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/33 ............... 270,000 293,051
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/31 ............... 460,000 501,628
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/33 ............... 455,000 493,846
State of New York , GO , 2023 A , 5% , 3/15/41 ...............................
2,000,000 2,323,366
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,619,802
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/27 ............................. 2,230,000 2,369,062
Revenue, 2021 A-2, Refunding, 5%, 6/01/29 ............................. 2,250,000 2,468,096
Revenue, 2021 A-2, Refunding, 5%, 6/01/30 ............................. 1,500,000 1,664,513
Revenue, 2021 A-2, Refunding, 5%, 6/01/31 ............................. 1,250,000 1,397,723
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 5%, 7/01/29 ................................. 1,275,000 1,375,048
Revenue, 2021, Refunding, 5%, 7/01/30 ................................. 1,415,000 1,543,410
Revenue, 2021, Refunding, 5%, 7/01/32 ................................. 1,000,000 1,097,780
Triborough Bridge & Tunnel Authority ,
Revenue, 2008 B-3, 5%, 11/15/34 ..................................... 3,480,000 3,613,451
Revenue, 2013 A, Refunding, Zero Cpn., 11/15/30 ......................... 14,175,000 11,182,313
Revenue, 2018 D, 5%, 11/15/33 ....................................... 1,300,000 1,515,307
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 5%, 9/01/28 ................................. 275,000 299,304
Revenue, 2021, Refunding, 4%, 9/01/30 ................................. 400,000 419,261
Revenue, 2021, Refunding, 4%, 9/01/31 ................................. 235,000 244,869
Revenue, 2021, Refunding, 4%, 9/01/32 ................................. 350,000 362,759
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/33 ...... 2,000,000 2,233,960
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 1,000,000 1,104,322
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,193,537
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The), Revenue, 2018 A, Refunding, 5%, 1/01/33 .............. 2,700,000 3,029,935
Lincoln Center for the Performing Arts, Inc., Revenue, 2016 A, Refunding, 5%,
12/01/26 ....................................................... 2,500,000 2,664,050
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 5%,
12/01/31 ....................................................... 1,000,000 1,145,515
Whitney Museum of American Art, Revenue, 2021, Refunding, 5%, 7/01/31 ...... 5,000,000 5,870,833
Westchester County Local Development Corp. ,
Westchester County Health Care Corp. Obligated Group, Revenue, 2016, Refunding,
5%, 11/01/25 ................................................... 1,000,000 1,006,434
Westchester County Health Care Corp. Obligated Group, Revenue, 2023, AGMC
Insured, 5%, 11/01/47 ............................................. 2,050,000 2,196,240
536,732,648

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

See Abbreviations on page 9.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. $ 1,700,000 $ 1,430,138
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 1,700,000 1,430,139
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/24 .................................. 2,000,000 1,961,681
4,821,958
Texas 0.4%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 3,000,000 2,514,213
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,428,984
Wisconsin 1.2%
a
Public Finance Authority ,
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021, 4.5%, 12/01/26 ......... 1,160,000 1,070,330
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 1,570,000 1,297,467
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 6/01/24 ..... 4,500,000 4,500,000
6,867,797
U.S. Territories 0.1%
Puerto Rico 0.1%
HTA TRRB Custodial Trust ,
Revenue, 2007 N, 5.25%, 7/01/34 ..................................... 280,000 280,840
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 540,000 542,067
822,907
Total U.S. Territories .................................................................... 822,907
Total Municipal Bonds (Cost $568,987,405) .....................................
560,816,532
a a a a
Short Term Investments 0.5%
Municipal Bonds 0.5%
New York 0.5%
c
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4.1% , 10/01/46 ...........
2,000,000 2,000,000
c
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
BB-1 A , SPA State Street Bank & Trust Co. , Daily VRDN and Put , 4% , 6/15/49 .... 1,000,000 1,000,000
3,000,000
Total Municipal Bonds (Cost $3,000,000) .......................................
3,000,000
Total Short Term Investments (Cost $3,000,000 ) .................................
3,000,000
a
Total Investments (Cost $571,987,405) 98.8% ...................................
$563,816,532
Other Assets, less Liabilities 1.2% .............................................
6,972,752
Net Assets 100.0% ...........................................................
$570,789,284
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2023, the aggregate value of these securities was $22,831,891, representing 4.0% of net assets.

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

b
The maturity date shown represents the mandatory put date.
c
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standard Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2023, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.